[GRAPHIC] 800.355.4570

[FIRST SECURITY BENEFIT LIFE INSURANCE
AND ANNUITY COMPANY OF NEW YORK LOGO]

May 2, 2007

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Variable Annuity Account B - SecureDesigns Variable Annuity Prospectus Dated May 1, 2007 File Nos. 811-21613 and 333-120600

Dear Sir/Madam:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectus and Statement of Additional Information for Variable Annuity Account B - SecureDesigns-NY does not differ from that contained in Post-Effective Amendment No. 3 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940. This Post-Effective Amendment was filed electronically on April 27, 2007.

If you have any questions concerning this filing, please contact me at (785) 438-3226.

Very truly yours,

AMY LEE

Amy Lee
Vice President, Associate General Counsel
First Security Benefit Life Insurance and
    Annuity Company of New York

70 West Red Oak Lane, Fourth Floor * White Plains, New York 10604